TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Income (loss) before income taxes	$ (144,651)	$ (21,038)	$ 334,826
Income tax at applicable tax rate of 25%	(36,163)	(5,260)	83,707
Effect of international tax rate differences	(598)	847	4,208
Non-deductible expenses	18,891	2,145	10,337
Effect of tax holidays or preferential tax rates	(5,759)	(5,985)	(54,757)
Effect of tax rate changes			(4,769)
Investment basis difference in the PRC Domestic Entities	(2,757)	(335)	3,884
Withholding tax		(30,578)	23,164
Research and development super-deduction		(1,667)	(2,284)
Changes in valuation allowance	30,856	28,041	(82)
Unrecognized tax benefits		(8,133)	393
Changes in interest and penalties on unrecognized tax benefits	15,270	15,020	17,808
Effective Income Tax Reconciliation Adjustments Total, Total	$ 24,984	$ (5,905)	$ 81,609